Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Available for offset against future taxable income	R 256,462	R 164,474
Utilised against deferred tax balance	(251,397)	(160,244)
Not recognised as a deferred tax asset	5,065	4,230
Sasol Investment Company (Pty) Ltd
Disclosure of temporary difference, unused tax losses and unused tax credits
Not recognised as a deferred tax asset	R 2,800	R 1,200